Consolidated Statements Of Shareholders' Deficit (USD $) In Thousands, except Share data, unless otherwise specified	Total	Class D Preferred Shares	Ordinary Share, Class A	Ordinary Share, Class B	Ordinary Share, Class B Series I	Ordinary Share, Class B Series II	Ordinary Share, Class E	Additional Paid- in Capital (Distributions in Excess of Capital)	Accumulated Other Comprehensive Income (loss)	Retained Earnings	Ordinary Shares	Treasury Shares
Beginning Balances at Dec. 31, 2009	$ (207,685)	$ 191,954	$ 212	$ 169			$ 95	$ (208,323)	$ 162
Beginning Balances (in shares) at Dec. 31, 2009		12,000,000	16,200,000	12,600,000			7,200,000
Net income	57,912									57,912
Other comprehensive income (loss) , net of tax:
Foreign currency translation gain (loss) (net of tax benefit of $280 for the year ended December 31, 2012)	(1,734)								(1,734)
Other comprehensive income (loss)	(1,734)								(1,734)
Cash dividends declared and paid on ordinary shares and share options	(30,000)									(30,000)
Cash dividends declared and paid on preferred shares	(17,210)									(17,210)
Share-based compensation, net of repurchases and liability awards	6,003							6,003
Ending Balances at Dec. 31, 2010	(192,714)	191,954	212	169			95	(202,320)	(1,572)	10,702
Ending Balances (in shares) at Dec. 31, 2010		12,000,000	16,200,000	12,600,000			7,200,000
Net income	100,432									100,432
Other comprehensive income (loss) , net of tax:
Foreign currency translation gain (loss) (net of tax benefit of $280 for the year ended December 31, 2012)	(4,752)								(4,752)
Other comprehensive income (loss)	(4,752)								(4,752)
Re-designation of Class B shares as Class B1 and B2 (in shares)				(12,600,000)	9,316,224	3,283,776
Re-designation of Class B shares as Class B1 and B2				(169)	125	44
Cash dividends declared and paid on ordinary shares and share options	(168,323)							(139,068)		(29,255)
Cash dividends declared and paid on preferred shares	(61,570)							(51,485)		(10,085)
Share-based compensation, net of repurchases and liability awards	4,648							4,648
Ending Balances at Dec. 31, 2011	(322,279)	191,954	212		125	44	95	(388,225)	(6,324)	71,794
Ending Balances (in shares) at Dec. 31, 2011		12,000,000	16,200,000		9,316,224	3,283,776	7,200,000
Net income	45,817									45,817
Other comprehensive income (loss) , net of tax:
Foreign currency translation gain (loss) (net of tax benefit of $280 for the year ended December 31, 2012)	2,234								2,234
Other comprehensive income (loss)	2,234								2,234
Conversion of preferred shares and Class A, B1, B2 and E shares to ordinary shares (in shares)		(12,000,000)	(16,200,000)		(9,316,224)	(3,283,776)	(7,200,000)				48,000,000
Conversion of preferred shares and Class A, B1, B2 and E shares to ordinary shares	191,954	(191,954)	(212)		(125)	(44)	(95)	191,791			639
Share proceeds (in shares)											4,000,000
Share proceeds	64,000							63,948			52
Share issuance costs (net of income tax benefit of $1,703)	(11,302)							(11,302)
Repurchase of own shares (in shares)												(370,925)
Repurchase of own shares	(3,869)											(3,869)
Exercise of share options (including excess tax benefit of $480) (in shares)											2,385,951	4,128
Exercise of share options (including excess tax benefit of $480)	859							785			31	43
Cash dividends declared and paid on preferred shares	(2,555)									(2,555)
Share-based compensation, net of repurchases and liability awards	12,571							12,571
Ending Balances at Dec. 31, 2012	$ (22,570)							$ (130,432)	$ (4,090)	$ 115,056	$ 722	$ (3,826)
Ending Balances (in shares) at Dec. 31, 2012											54,385,951	(366,797)